Capital Management (Narrative) (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Disclosure Of Capital Management [Abstract]
Shareholders' equity	$ 886,985	$ 868,289	$ 1,583,656